Pension and Other Employee Benefit Plans (Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss) Before-Tax) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Net actuarial gain (loss)	¥ (160,132)	¥ 246,523
Amortization of net actuarial loss (gain)	(4,108)	150
Amortization of prior service benefits	(195)	(195)
Total recognized in other comprehensive income (loss) before-tax	¥ (164,435)	¥ 246,478